Lease commitments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	$ 68	¥ 5,572	¥ 5,966	¥ 7,587
Operating lease, rental expenses	$ 1,108	¥ 91,052	¥ 89,029	¥ 93,994